STOCK-BASED COMPENSATION PLANS - TVA Group outstanding options (Details) - TVA Group stock option plan	12 Months Ended
	Dec. 31, 2020 Option $ / shares	Dec. 31, 2019 Option $ / shares
STOCK-BASED COMPENSATION PLANS
Balance at beginning of year | Option	515,000	340,000
Granted (in shares) | Option	310,000	290,000
Cancelled | Option	(30,000)	(115,000)
Balance at end of year | Option	795,000	515,000
Vested options at end of year | Option	35,000	28,000
Balance at beginning of year (in CAD per share)	$ 2.43	$ 2.99
Granted (in CAD per share)	1.40	2.05
Cancelled (in CAD per share)	1.65	3.13
Balance at end of year (in CAD per share)	2.06	2.43
Vested options at end of year (in CAD per share)	$ 6.85	$ 6.85
Weighted average years to maturity	8 years 6 months
Minimum
STOCK-BASED COMPENSATION PLANS
Exercise price of outstanding options (in CAD per share)	$ 1.40
Maximum
STOCK-BASED COMPENSATION PLANS
Exercise price of outstanding options (in CAD per share)	$ 6.85